Exhibit 99.17

Data Compare Summary (Total)

Run Date - 5/20/2026 11:04:56 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	238	0.00%	238
State	0	238	0.00%	238
Zip	1	238	0.42%	238
Note Date	1	238	0.42%	238
Original Loan Amount	0	238	0.00%	238
Amortization Term	1	238	0.42%	238
Original Interest Rate	1	238	0.42%	238
Borrower Qualifying FICO	6	238	2.52%	238
Coborrower Qualifying FICO	4	150	2.67%	238
Amortization Type	0	238	0.00%	238
Representative FICO	2	238	0.84%	238
Property Type	0	238	0.00%	238
Interest Only	0	238	0.00%	238
Lien Position	0	238	0.00%	238
Occupancy	0	238	0.00%	238
Purpose	0	238	0.00%	238
Appraised Value	2	238	0.84%	238
Contract Sales Price	10	238	4.20%	238
Balloon Flag	0	238	0.00%	238
Original CLTV	5	238	2.10%	238
Original LTV	5	238	2.10%	238
Origination Channel	0	238	0.00%	238
Appraisal Effective Date	5	238	2.10%	238
Investor: Qualifying Total Debt Ratio	9	238	3.78%	238
Initial Rate Lock Date	34	238	14.29%	238
Total	86	5,862	1.47%	238